Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Separate Portfolios Trust
Entity Central Index Key	0001392116
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000172348
Shareholder Report [Line Items]
Fund Name	Voya Investment Grade Credit Fund
Class Name	Class A
Trading Symbol	VACFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 95,107,389
Holdings Count | Holding	637
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$95,107,389 # of Portfolio Holdings637 Portfolio Turnover Rate278%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.6%
Preferred Stock	0.4%
U.S. Treasury Obligations	2.9%
Corporate Bonds/Notes	95.1%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of New York Mellon Corp., 5.316%, 06/06/36	1.1%
Morgan Stanley, 5.664%, 04/17/36	0.9%
Chubb INA Holdings LLC, 4.900%, 08/15/35	0.8%
United States Treasury Notes, 4.250%, 08/15/35	0.7%
Wells Fargo & Co., 5.605%, 04/23/36	0.6%
EOG Resources, Inc., 5.350%, 01/15/36	0.6%
Assurant, Inc., 5.550%, 02/15/36	0.6%
JPMorgan Chase & Co., 5.576%, 07/23/36	0.6%
Workday, Inc., 3.800%, 04/01/32	0.5%
Corebridge Financial, Inc., 6.050%, 09/15/33	0.6%

C000172349
Shareholder Report [Line Items]
Fund Name	Voya Investment Grade Credit Fund
Class Name	Class I
Trading Symbol	VIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 95,107,389
Holdings Count | Holding	637
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$95,107,389 # of Portfolio Holdings637 Portfolio Turnover Rate278%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.6%
Preferred Stock	0.4%
U.S. Treasury Obligations	2.9%
Corporate Bonds/Notes	95.1%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of New York Mellon Corp., 5.316%, 06/06/36	1.1%
Morgan Stanley, 5.664%, 04/17/36	0.9%
Chubb INA Holdings LLC, 4.900%, 08/15/35	0.8%
United States Treasury Notes, 4.250%, 08/15/35	0.7%
Wells Fargo & Co., 5.605%, 04/23/36	0.6%
EOG Resources, Inc., 5.350%, 01/15/36	0.6%
Assurant, Inc., 5.550%, 02/15/36	0.6%
JPMorgan Chase & Co., 5.576%, 07/23/36	0.6%
Workday, Inc., 3.800%, 04/01/32	0.5%
Corebridge Financial, Inc., 6.050%, 09/15/33	0.6%

C000122004
Shareholder Report [Line Items]
Fund Name	Voya Investment Grade Credit Fund
Class Name	Class R6
Trading Symbol	VIGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 95,107,389
Holdings Count | Holding	637
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$95,107,389 # of Portfolio Holdings637 Portfolio Turnover Rate278%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.6%
Preferred Stock	0.4%
U.S. Treasury Obligations	2.9%
Corporate Bonds/Notes	95.1%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of New York Mellon Corp., 5.316%, 06/06/36	1.1%
Morgan Stanley, 5.664%, 04/17/36	0.9%
Chubb INA Holdings LLC, 4.900%, 08/15/35	0.8%
United States Treasury Notes, 4.250%, 08/15/35	0.7%
Wells Fargo & Co., 5.605%, 04/23/36	0.6%
EOG Resources, Inc., 5.350%, 01/15/36	0.6%
Assurant, Inc., 5.550%, 02/15/36	0.6%
JPMorgan Chase & Co., 5.576%, 07/23/36	0.6%
Workday, Inc., 3.800%, 04/01/32	0.5%
Corebridge Financial, Inc., 6.050%, 09/15/33	0.6%

C000191190
Shareholder Report [Line Items]
Fund Name	Voya Investment Grade Credit Fund
Class Name	Class W
Trading Symbol	VIGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 95,107,389
Holdings Count | Holding	637
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$95,107,389 # of Portfolio Holdings637 Portfolio Turnover Rate278%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.6%
Preferred Stock	0.4%
U.S. Treasury Obligations	2.9%
Corporate Bonds/Notes	95.1%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of New York Mellon Corp., 5.316%, 06/06/36	1.1%
Morgan Stanley, 5.664%, 04/17/36	0.9%
Chubb INA Holdings LLC, 4.900%, 08/15/35	0.8%
United States Treasury Notes, 4.250%, 08/15/35	0.7%
Wells Fargo & Co., 5.605%, 04/23/36	0.6%
EOG Resources, Inc., 5.350%, 01/15/36	0.6%
Assurant, Inc., 5.550%, 02/15/36	0.6%
JPMorgan Chase & Co., 5.576%, 07/23/36	0.6%
Workday, Inc., 3.800%, 04/01/32	0.5%
Corebridge Financial, Inc., 6.050%, 09/15/33	0.6%

C000159005
Shareholder Report [Line Items]
Fund Name	Voya Securitized Credit Fund
Class Name	Class A
Trading Symbol	VCFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 866,590,463
Holdings Count | Holding	605
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$866,590,463 # of Portfolio Holdings605 Portfolio Turnover Rate15%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.9%
Asset-Backed Securities	23.6%
Commercial Mortgage-Backed Securities	34.6%
Collateralized Mortgage Obligations	34.9%

Largest Holdings [Text Block]

Top 10 Holdings

Symphony CLO 43 Ltd. - Class C, 6.868%, 04/15/37	0.9%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 7.756%, 01/25/42	0.8%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 9.106%, 02/25/42	0.8%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.7%
Cedar Funding II CLO Ltd. - Class CR3, 6.037%, 07/22/38	0.7%
RFM Reremic Trust - Class AB60, 2.337%, 11/08/49	0.6%
CBAM Ltd. - Class CR, 7.018%, 07/15/37	0.6%

C000159006
Shareholder Report [Line Items]
Fund Name	Voya Securitized Credit Fund
Class Name	Class I
Trading Symbol	VCFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 866,590,463
Holdings Count | Holding	605
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$866,590,463 # of Portfolio Holdings605 Portfolio Turnover Rate15%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.9%
Asset-Backed Securities	23.6%
Commercial Mortgage-Backed Securities	34.6%
Collateralized Mortgage Obligations	34.9%

Largest Holdings [Text Block]

Top 10 Holdings

Symphony CLO 43 Ltd. - Class C, 6.868%, 04/15/37	0.9%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 7.756%, 01/25/42	0.8%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 9.106%, 02/25/42	0.8%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.7%
Cedar Funding II CLO Ltd. - Class CR3, 6.037%, 07/22/38	0.7%
RFM Reremic Trust - Class AB60, 2.337%, 11/08/49	0.6%
CBAM Ltd. - Class CR, 7.018%, 07/15/37	0.6%

C000221175
Shareholder Report [Line Items]
Fund Name	Voya Securitized Credit Fund
Class Name	Class R6
Trading Symbol	VCFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 866,590,463
Holdings Count | Holding	605
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$866,590,463 # of Portfolio Holdings605 Portfolio Turnover Rate15%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.9%
Asset-Backed Securities	23.6%
Commercial Mortgage-Backed Securities	34.6%
Collateralized Mortgage Obligations	34.9%

Largest Holdings [Text Block]

Top 10 Holdings

Symphony CLO 43 Ltd. - Class C, 6.868%, 04/15/37	0.9%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 7.756%, 01/25/42	0.8%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 9.106%, 02/25/42	0.8%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.7%
Cedar Funding II CLO Ltd. - Class CR3, 6.037%, 07/22/38	0.7%
RFM Reremic Trust - Class AB60, 2.337%, 11/08/49	0.6%
CBAM Ltd. - Class CR, 7.018%, 07/15/37	0.6%

C000191194
Shareholder Report [Line Items]
Fund Name	Voya Securitized Credit Fund
Class Name	Class W
Trading Symbol	VSCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 866,590,463
Holdings Count | Holding	605
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$866,590,463 # of Portfolio Holdings605 Portfolio Turnover Rate15%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.9%
Asset-Backed Securities	23.6%
Commercial Mortgage-Backed Securities	34.6%
Collateralized Mortgage Obligations	34.9%

Largest Holdings [Text Block]

Top 10 Holdings

Symphony CLO 43 Ltd. - Class C, 6.868%, 04/15/37	0.9%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 7.756%, 01/25/42	0.8%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 9.106%, 02/25/42	0.8%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.7%
Cedar Funding II CLO Ltd. - Class CR3, 6.037%, 07/22/38	0.7%
RFM Reremic Trust - Class AB60, 2.337%, 11/08/49	0.6%
CBAM Ltd. - Class CR, 7.018%, 07/15/37	0.6%

C000240815
Shareholder Report [Line Items]
Fund Name	Voya VACS Series EMHCD Fund
Class Name	Portfolio
Trading Symbol	VVIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Series EMHCD Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Series	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 122,017,085
Holdings Count | Holding	248
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$122,017,085 # of Portfolio Holdings248 Portfolio Turnover Rate73%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.1%
U.S. Treasury Obligations	0.4%
Corporate Bonds/Notes	32.1%
Sovereign Bonds	60.4%

Largest Holdings [Text Block]

Top 10 Holdings

Petroleos Mexicanos, 6.500%, 03/13/27	1.5%
Bahrain Government International Bond, 7.375%, 05/14/30	1.5%
Corp Nacional del Cobre de Chile, 6.330%, 01/13/35	1.2%
Indonesia Government International Bond, 8.500%, 10/12/35	1.1%
Mexico Government International Bond, 6.338%, 05/04/53	0.9%
Argentine Republic Government International Bond, 4.125%, 07/09/35	1.0%
Saudi Government International Bond, 3.450%, 02/02/61	0.9%
Romanian Government International Bond, 3.000%, 02/14/31	0.9%
OQ SAOC, 5.125%, 05/06/28	0.9%
Brazilian Government International Bond, 6.625%, 03/15/35	0.9%

C000240816
Shareholder Report [Line Items]
Fund Name	Voya VACS Series SC Fund
Class Name	Portfolio
Trading Symbol	VVIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Series SC Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Series	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 186,351,164
Holdings Count | Holding	243
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$186,351,164 # of Portfolio Holdings243 Portfolio Turnover Rate14%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.0%
Asset-Backed Securities	21.7%
Commercial Mortgage-Backed Securities	32.9%
Collateralized Mortgage Obligations	37.4%

Largest Holdings [Text Block]

Top 10 Holdings

Freddie Mac STACR REMIC Trust - Class B1, 7.756%, 01/25/42	1.7%
Freddie Mac STACR REMIC Trust - Class B1, 9.106%, 02/25/42	1.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	1.5%
GAM Re-REMIC Trust - Class 1D, 11/29/50	1.5%
BMD2 Re-Remic Trust - Class 6B10, 2.357%, 05/25/52	1.2%
GAM Re-REMIC Trust - Class 1C, 11/29/50	1.1%
RFM Reremic Trust - Class AB60, 2.337%, 11/08/49	1.0%
Fannie Mae Connecticut Avenue Securities - Class 1B1, 9.906%, 01/25/43	1.0%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	1.0%
Sunrun Jupiter Issuer LLC - Class A, 4.750%, 07/30/57	1.0%